Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 29, 2012
Registrant Name	dei_EntityRegistrantName	MFS VARIABLE INSURANCE TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000719269
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 29, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2012

MFS Total Return Portfolio (Prospectus Summary): | MFS Total Return Portfolio
MFS® Total Return Portfolio

SUPPLEMENT TO PROSPECTUS

The date of this supplement is October 29, 2012.

MFS® Total Return Portfolio

Initial Class

Effective immediately, the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information” is restated in its entirety as follows:

Summary of Key Information

Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund's Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Initial Class MFS Total Return Portfolio
Management Fee	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.74%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Initial Class MFS Total Return Portfolio	Initial Class Shares	76	237	411	918

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
MFS Total Return Portfolio (Prospectus Summary): | MFS Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® Total Return Portfolio
Supplement Text	ck0000719269_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is October 29, 2012.

MFS® Total Return Portfolio

Initial Class

Effective immediately, the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information” is restated in its entirety as follows:

Summary of Key Information

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund's Investment Advisory Agreement. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the investment vehicle through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
MFS Total Return Portfolio | Initial Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, By Year, Column	rr_ExpenseExampleByYearColumnName	Initial Class Shares
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	918